SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2017
Client relationship - Prima AFP (AFP Unión Vida)
Disclosure Of Significants Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	20
Client relationship - Inversiones IMT S.A.
Disclosure Of Significants Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	22
Client relationship cash, fixed and variable income - Credicorp Capital Colombia
Disclosure Of Significants Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	5
Client relationship APT - Credicorp Capital Colombia
Disclosure Of Significants Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	5
Client relationship - Edyficar Peru
Disclosure Of Significants Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	10
Client relationship - Mibanco
Disclosure Of Significants Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	7
Brand - Mibanco
Disclosure Of Significants Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	25
Brand - Credicorp Capital Colombia
Disclosure Of Significants Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	5
Brand - Inversiones IMT S.A.
Disclosure Of Significants Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	5
Fund manager contract - Credicorp Capital Colombia
Disclosure Of Significants Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	28
Fund manager contract - Inversiones IMT S.A.
Disclosure Of Significants Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	11
Core deposits - Mibanco
Disclosure Of Significants Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	6
Right of use - BCP
Disclosure Of Significants Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	5
Others
Disclosure Of Significants Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	5